UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10467

                        CAUSEWAY CAPITAL MANAGEMENT TRUST
               (Exact name of registrant as specified in charter)

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                    11111 Santa Monica Boulevard, Suite 1500
                              Los Angeles, CA 90025
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-947-7000

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2009

                     DATE OF REPORTING PERIOD: JUNE 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS



SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2009

CAUSEWAY GLOBAL VALUE FUND                            NUMBER OF SHARES    VALUE
--------------------------                            ----------------   -------
COMMON STOCK
CANADA -- 0.9%
   Precision Drilling Trust                                 5,739        $    28
                                                                         -------
FRANCE -- 11.3%
   AXA SA                                                   3,080             58
   France Telecom SA                                        3,067             69
   Technip SA                                               2,557            125
   Vinci SA                                                 2,005             90
                                                                         -------
                                                                             342
                                                                         -------
GERMANY -- 12.5%
   Bayer AG                                                 1,170             63
   Deutsche Post AG                                         4,534             59
   E.ON AG                                                  2,901            103
   Linde AG                                                   664             54
   Siemens AG                                               1,454            100
                                                                         -------
                                                                             379
                                                                         -------
GREECE -- 1.7%
   OPAP SA                                                  1,920             51
                                                                         -------
JAPAN -- 12.4%
   Fanuc Ltd.                                               1,200             97
   Mitsubishi Gas Chemical Co. Inc.                         8,000             44
   Sankyo Co. Ltd.                                          1,000             53
   Shin-Etsu Chemical Co. Ltd.                                800             37
   Sony Financial Holdings Inc.                                25             69
   Tokyo Electron Ltd.                                      1,500             73
                                                                         -------
                                                                             373
                                                                         -------
NETHERLANDS -- 7.4%
   Akzo Nobel NV                                            2,150             95
   ASML Holding NV                                          3,020             65

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2009

CAUSEWAY GLOBAL VALUE FUND                            NUMBER OF SHARES    VALUE
--------------------------                            ----------------   -------
NETHERLANDS - (CONTINUED)
   TNT NV                                                   3,264        $    63
                                                                         -------
                                                                             223
                                                                         -------
NORWAY -- 3.8%
   Aker Kvaerner ASA                                       14,000            116
                                                                         -------
SINGAPORE -- 1.8%
   Singapore Airlines Ltd.                                  6,000             55
                                                                         -------
SOUTH KOREA -- 2.1%
   Hyundai Heavy Industries                                   428             64
                                                                         -------
SPAIN -- 2.8%
   Telefonica SA                                            3,713             84
                                                                         -------
SWEDEN -- 1.7%
   Telefonaktiebolaget LM Ericsson, Class B                 5,090             50
                                                                         -------
SWITZERLAND -- 9.3%
   Compagnie Financiere Richemont SA                        2,828             59
   Kuoni Reisen Holding AG                                    147             46
   Roche Holding AG                                           394             53
   Transocean Ltd. (1)                                      1,030             76
   UBS AG                                                   3,729             46
                                                                         -------
                                                                             280
                                                                         -------
UNITED KINGDOM -- 9.2%
   British American Tobacco PLC                             2,045             56
   Michael Page International PLC                          11,328             44
   Rio Tinto PLC                                              664             23
   Rolls-Royce Group PLC                                   11,879             71
   Vodafone Group PLC                                      43,951             85
                                                                         -------
                                                                             279
                                                                         -------

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2009

CAUSEWAY GLOBAL VALUE FUND                            NUMBER OF SHARES    VALUE
--------------------------                            ----------------   -------
UNITED STATES -- 22.6%
   Allstate Corp.                                           1,994        $    49
   Cisco Systems Inc. (1)                                   2,870             54
   Halliburton Co.                                          2,100             43
   Harley-Davidson Inc.                                     4,537             74
   MetLife Inc.                                             2,708             81
   Microsoft Corp.                                          3,352             80
   Rent-A-Center Inc., Class A(1)                           3,600             64
   Rockwell Collins Inc.                                    1,912             80
   UnitedHealth Group Inc.                                  2,898             72
   Walt Disney Co                                           3,704             86
                                                                         -------
                                                                             683
                                                                         -------
TOTAL COMMON STOCK
   (COST $3,512) -- 99.5%                                                  3,007
                                                                         -------
RIGHTS
UNITED KINGDOM -- 0.1%
   Rio Tinto
      Expires 07/01/09 (1)                                    348              4
                                                                         -------
TOTAL RIGHTS
   (COST $3) -- 0.1%                                                           4
                                                                         -------
SHORT-TERM INVESTMENT
   Dreyfus Treasury Prime Cash Management, 0.010%**        20,190             20
                                                                         -------
TOTAL SHORT-TERM INVESTMENT
   (COST $20) -- 0.1%                                                         20
                                                                         -------
TOTAL INVESTMENTS -- 100.3%
   (COST $3,535)                                                           3,031
                                                                         -------
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%                               (10)
                                                                         -------
NET ASSETS -- 100.0%                                                     $ 3,021
                                                                         =======

*    Except for share data.

**   The rate shown represents the 7-day effective yield as of June 30, 2009.

(1)  Non-income producing security.

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2009

At June 30, 2009, the tax basis cost of the Fund's investments was $3,535 and the unrealized appreciation and depreciation were $230 and $(734), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value:

Investments in Securities         Level 1   Level 2   Level 3    Total
-------------------------         -------   -------   -------   ------
Common Stock                       $3,007     $--       $--     $3,007
Rights                                  4      --        --          4
Short-Term Investment                  20      --        --         20
                                   ------     ---       ---     ------
Total Investments in Securities    $3,031     $--       $--     $3,031
                                   ======     ===       ===     ======

CCM-QH-003-0300

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Causeway Capital Management Trust


By (Signature and Title)*               /s/ Turner Swan
                                        ----------------------------------------
                                        Turner Swan, President

Date: August 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Turner Swan
                                        ----------------------------------------
                                        Turner Swan, President

Date: August 17, 2009


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson, Treasurer

Date: August 17, 2009

* Print the name and title of each signing officer under his or her signature.